Subsequent Events	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

Note 15 — Subsequent Events

On April 30, 2026, the Company completed an underwritten public offering of 2,857,142 shares of its common stock at a public offering price of $7.00 per share. The gross proceeds from the offering were approximately $20.0 million, before deducting underwriting discounts, commissions and other offering expenses. Net proceeds to the Company were approximately $18.6 million.

The offering was conducted pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-295335), which was declared effective by the Securities and Exchange Commission on April 28, 2026.

The Company granted the underwriter a 30-day option to purchase up to an additional 428,571 shares of common stock at the public offering price, less underwriting discounts and commissions.

On May 1, 2026, the underwriter in the aforementioned April 30 transaction chose to exercise its option to purchase an additional 428,571 shares of common stock. Net proceeds to the Company were approximately $2.8 million.

On May 5, 2026, the Company made a $2.0 million payment on the line of credit, reducing the balance to $4,763,863.

On May 13, 2026, the Company made a payment of approximately $4.8 million on the line of credit, reducing the balance to zero.

On May 13, 2026, the Company received a waiver letter with M&T Bank related to the Company’s noncompliance with certain financial covenants under its Amended and Restated Credit Agreement as of March 31, 2026, including the minimum Fixed Charge Coverage Ratio and maximum Total Leverage Ratio, as well as certain mandatory prepayment provisions related to the Company’s April 2026 equity offering.

In connection with the waiver letter, the Company repaid the outstanding balance on its revolving line of credit to zero as of May 13, 2026, paid a waiver fee of $50,000, and agreed to maintain minimum liquidity of $7.5 million invested with M&T Bank. The Company’s revolving credit facility availability of $7.5 million remains in place and the maturity date was extended to June 30, 2027.